SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
23	SHAREHOLDERS’ EQUITY

Preferred shares

As of December 31, 2011 and 2010, no shares are issued and outstanding.

Ordinary shares

As of December 31, 2011 and 2010, 14,912,847 shares were issued and outstanding.

During the year of 2010, the Company undertook the following transactions:

(i)	On June 23, 2010, the Company awarded 300,000 ordinary shares to a senior executive as compensation. The shares were valued at $3.5 each totalling $1,050,000.

Pursuant to the restructuring agreement dated January 14, 2010 and prior to the consummation of the Private Placement, Topbig International, Blazing Sun and Keep Profit transferred 955,748, 352,526 and 469,938 ordinary shares (totalling 1,778,212 ordinary shares) to Dragon Soar Limited (“Dragon Soar”, a wholly-owned subsidiary of the Company) in return for 20% shareholding in ShiFang. The terms of this share exchange were determined and agreed among the company, Topbig, Blazing Sun and Keep Profit taking into account, among other things, the additional risk assumed by these three shareholders in providing collaterals to facilitate the consummation of the Private Placement and the reduced liquidity of unlisted ShiFang shares as compared to listed Company’s shares. The 1,778,212 shares of the Company held by Dragon Soar were forfeitted and cancelled on April 24, 2010.

(ii)	As detailed in Note 1, the Company released 5,500,000 shares out of the 9,500,000 Earn-out Shares to OMH shareholders on February 12, 2010. The Company has also issued the year 2009 and 2010 Earn-out Shares of 2,000,000 to the other OMH shareholders who did not provide additional collateral during the Private Placement on April 24, 2010. These 7,500,000 shares issued have been included in the computation of basic and diluted EPS to retroactively reflect the effect of the change in capital structure. The 5,500,000 and 2,000,000 shares were valued at $3 and $5 each respectively at the date of issue and a total of $26,500,000 was accounted for in the equity as stock dividends.

Warrants

On January 29, 2007, the Company completed the Public Offering with a sale of 5,013,500 units (including 513,500 units that were subject to the underwriters’ over-allotment option which were exercised on February 9, 2007) at a price of $8 per unit. Each unit consists of one ordinary share of the Company, at $0.001 par value, and one warrant. Each warrant entitles the shareholder to purchase from the Company one ordinary share at an exercise price of $6 commencing on the later of (a) the completion of a Business Combination with a target business, or (b) January 23, 2008. The Company may redeem the warrants (including any warrants issued upon exercise of the unit purchase option) at a price of $0.01 per warrant at any time after the warrants become exercisable to the extent the last sales price of the Company’s ordinary shares equals or exceeds $11.50 per share for any 20 trading days within a 30 trading day period.

The Company’s directors and officers, or their designees, have also purchased a total of 900,000 warrants prior to the closing of the Offering at $1.20 per warrant for an aggregate purchase price of $1,080,000 (the “Founding Director Warrants”). Each of the Company’s Initial Shareholders or their designees cannot sell these warrants until the consummation of a business combination. These warrants will be non-callable as long as they are held by the Company’s Initial Shareholders or their designees. The Founding Director Warrants were purchased separately and not in conjunction with ordinary shares in the form of units.

Number of warrants balance outstanding is as follows:

	Number of warrants
Series of warrants	December 31, 2011	December 31, 2010	Exercise price	Contractual term	Expiration Date
Warrants	-	5,013,500	$6	4 years	January 23, 2011
Founding Director Warrants	-	900,000	$6	4 years	January 23, 2011
	-	5,913,500

The warrants were expired and unexercised on January 23, 2011.

Purchase options

On January 29, 2007, the Company sold to the underwriters for $100, an option to purchase up to a total of 315,000 units as compensation for their services. The units issuable upon exercise of the unit purchase option are identical to those offered in the Public Offering. In lieu of paying the exercise price of $10 per unit, the option may be converted into units (i.e., a cashless basis) to the extent that the market value of the units at the time of the conversion exceeds the exercise price of the option. The option may only be exercised or converted by the option holder. The unit purchase option expires on January 23, 2011 and is exercisable at $10 per unit commencing on the later of (a) the completion of a Business Combination with a target business, or (b) January 23, 2011.

The Company valued the stock options by the Black Scholes model with the following assumptions:

Number of Options Issued	Expected Term	Expected Volatility	Dividend Yield	Risk Free Interest Rate	Grant Date Fair Value
315,000	5	48.3%	0%	5.093%	$958,671

The options were expired and unexercised on January 23, 2011.